STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - 12 months ended Sep. 30, 2021 - EUR (€)		Class A Common Stock Subject To Possible Redemption [Member]	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional paid-in capital [member]	Accumulated depreciation and amortisation [member]	Total
Balance – September 30, 2020 at Sep. 30, 2020
Beginning balance, shares at Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Issuance of Class B common stock to Sponsor	[1]			€ 316	24,684		25,000
Issuance of Class B common stock to Sponsor, shares				3,162,500
Sale of 12,500,000 Units		€ 120,757,490
Sale of units, shares		12,500,000
Deemed capital contribution from issuance of private placement units			€ 37		3,699,963		3,700,000
Deemed capital contribution from issuance of private placement units, shares			370,000
Warrant liability					(109,150)		(109,150)
Forfeiture of Founder Shares				€ (4)	4
Forfeiture of Founder Shares, shares				(37,500)
Accretion of Class A common stock subject to possible redemption		4,242,510			(3,615,501)	649,389	(2,966,112)
Net loss						(1,580,128)	(1,580,128)
Balance – September 30, 2021 at Sep. 30, 2021		€ 125,000,000	€ 37	€ 312		€ (930,739)	€ (930,390)
Ending balance, shares at Sep. 30, 2021		12,500,000	370,000	3,125,000			0

[1]	On December 7, 2020, the Company effected a stock dividend of 287,500 shares with respect to the Class B common stock (see Note 6).